Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Equity Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 29,636,616	$ 3,157,789	$ (34,167,210)	$ 162,470	$ (1,210,335)	$ (2,139,182)	$ (3,349,517)
Balance, shares at Dec. 31, 2022	345,897,050
Stock based compensation	$ 634				634		634
Stock based compensation, shares	13,673,997
Common stock issued for penalty interest	$ 61,533				61,533		61,533
Aibotics common stock issued in settlement of accounts payable and accrued expenses	43,750				43,750		43,750
Foreign exchange translation				(15,267)	(15,267)		(15,267)
Net loss			(2,006,558)		(2,006,558)	(402,839)	(2,409,397)
Balance at Dec. 31, 2023	$ 29,742,533	3,157,789	(36,173,768)	147,203	(3,126,243)	(2,542,021)	(5,668,264)
Balance, shares at Dec. 31, 2023	359,571,047
Aibotics common stock issued in settlement of accounts payable and accrued expenses						477,417	477,417
Foreign exchange translation				48,886	48,886		48,886
Net loss			(2,118,612)		(2,118,612)	(630,262)	(2,748,874)
Issuance of Preferred Series B						4,400	4,400
Balance at Dec. 31, 2024	$ 29,742,533	$ 3,157,789	$ (38,292,380)	$ 196,089	$ (5,195,969)	$ (2,690,466)	$ (7,886,435)
Balance, shares at Dec. 31, 2024	359,571,047